Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	$ 297	$ 684
Exploration Cost	(77)	(75)
General and administrative expenses	(68)	(70)
Market development costs	(1)	(1)
Non-hedge derivative (gain)/loss and movement on bonds	155	124
Taxation expense	(86)	(265)
Noncontrolling interests	(8)	(13)
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,474	1,720
Interest Revenue (Expense), Net [Abstract]
Interest revenue	6	12
Interest expense	60	44
Equity income/(loss) in associates	(1)	10
Segment income/(loss)	297	684
Assets [Abstract]
Total assets	12,875		13,102
Operating Segments [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,544	1,806
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	139	156
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	517	529
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	7
Interest expense	3	1
Equity income/(loss) in associates	1	0
Segment income/(loss)	139	156
Assets [Abstract]
Total assets	3,225		3,570
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	78	302
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	535	728
Interest Revenue (Expense), Net [Abstract]
Interest revenue	0	2
Interest expense	1	1
Equity income/(loss) in associates	15	12
Segment income/(loss)	78	302
Assets [Abstract]
Total assets	4,966		4,752
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(2)	33
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	95	115
Interest Revenue (Expense), Net [Abstract]
Interest revenue	0	1
Interest expense	2	0
Segment income/(loss)	(2)	33
Assets [Abstract]
Total assets	1,093		1,007
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	160	222
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	393	427
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	1
Interest expense	1	0
Equity income/(loss) in associates	(1)	0
Segment income/(loss)	160	222
Assets [Abstract]
Total assets	2,880		2,894
Other, including corporate, and Non-gold producing subsidiaries [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(78)	(29)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	4	7
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	53	42
Equity income/(loss) in associates	(16)	(2)
Segment income/(loss)	(78)	(29)
Assets [Abstract]
Total assets	711		879
Equity method investments included [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	$ (70)	$ (86)